UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

Spirit of America High Yield Tax Free Bond Fund

The Spirit of America High Yield Tax Free Bond Fund did not vote any proxies during the one year period ended June 30, 2010.

Spirit of America Income Fund

The Spirit of America Income Fund did not vote any proxies during the one year period ended June 30, 2010.

Spirit of America Large Cap Value Fund

FUND NAME: Spirit of America Large Cap Value Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain	Whether Vote Was For or Against Management
General Mills, Inc.	GIS	370334104	9/21/2009

1. Board of Directors; Bradbury H. Anderson, R. Kerry Clark, Paul Danos, William T. Esrey, Raymond V. Gilmartin, Judith Richards Hope, Heidi G. Miller, Hilda Ochoa-brillembourg, Steve Odland, Kendall J. Powell ,Lois E. Quam, Michael D. Rose, Robert L. ryan, Dorothy A. Terrell.

2. Adopting the 2009 Stock Compensation Plan.

3. Ratifying the appointment of KPMG LLP as General Mills’ independent registered public accounting firm.

4. Stockholder proposal on Advisory Vote on Executive Compensation.

					Issuer	Yes	1. For 2. For 3. For 4. Against	For

The Procter & Gamble Copany	PG	742718109	10/13/2009

1. Board of Directors; DirectorsKenneth I. Chenault, Scott D. Cook, Rajat K. Gupta, A.G. Lafley, Charles R. Lee, Lynn M. Martin, Robert A. McDonald, W. James McNerney Jr., Johnathan A. Rodgers, Ralph Snyderman, MD., Mary Agnes Wilderotter, Particia A. Woertz, Ernesto Zedillo.

2. Ratify appointment of the Independent Registered Public Accounting Firm

3. Amend the Company’s Code of Regulations

4. Approve the Procter & Gamble 2009 Stock and Incentive Comp Plan

5. Shareholders Proposal #1 – Cumulative Voting

6. Shareholder Proposal #2 – Advisory Vote on Exec Comp

					Issuer	Yes	1. For 2. For 3. For 4. For 5. Against 6. Against	For

Noble Corporation	NE	42206849	10/29/2009	1. Election of Directors Gordon T. Hall and John A Marshall 2. Approval of amedment and restatment of Norble Corp 1991 Stock Option and Restricted Stock Plan as of 10/29/2009.	Issuer	Yes	1. For 2. For	For

Diageo Plc	DIAG	39524007	10/14/2009

1. Board Nominees; LM Danon, Lord Hollick, PS Walsh, PB Bruzelius, BD Holden. Resolutions in attached AGM notice

2. For report and accounts 2009

3. For directors’ remuneration report 2009

4. For re-appointment of audior

5. For remuneration of auditor

6. For authority to allot shares

7. For disapplication of pre-emption rights

8. For authority to purchase own ordinary shares

9. For authority to make political donations and/or incur political expenditure in the EU

10. For adoption of the Diageo plc 2009 Discretionary Incentive Plan

11. For adoption of the Diageo plc 2009 exective long term incentive plan

12. For adoption of the Diageo plc International Sharematch Plan 2009

13. For authority to establish international share plans

14. For adoption of the Diageo plc 2009 Irish Sharesave Plan

15. For amendments to the rules of Diageo plc Executive Share Option Plan

16. For amendments to the rules of Diageo plc 2009 Senior Executive Share Option Plan

17. Amendments to the rules of Diageo plc Senior Executive Share Option Plan

18. For reduced notice of a general meeting other than an annual general meeting

19. For adoption of articles of association

					Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. For 7. For 8. For 9. For 10. For 11. For 12. For 13. For 14. For 15. For 16. For 17. For 18. For 19. For	For

Cisco Systems Inc	CSCO	17275R102	11/12/2009

1. Board Nominees; Carol A. Bartz, M. Michele Burns, Michael D. Capellas, Larry R. Carter, John T. Chambers, Brian L. Halla, Dr. John L. Hennessy, Richard M. Kovacevich, Roderick C. McGeary, Michael K. Powell, Arun Sarin, Steven M. West, Jerry Yang.

2. For Proposal to approve the amendment and restatment of the 2005 Stock Incentive Plan, as set forth in the accompanying proxy statement.

3. For Proposal to approve the amendment and restatment of the Employee Stock Purchase Plan, as set forth in the accompanying proxy statement.

4. For Proposal to ratify the appointment of PricewaterhouseCoopers LLP as Cisco’s independent registered public accounting firm for the fiscal year ending July 31, 2010.

5. Against Proposal 5- submitted by shareholder to amend Cisco’s bylaws to establish a Board Committee on Human rights.

6. Against Proposal 6- submitted by shareholder requesting the Board to adopt a policy that shareholders requesting the Board to adopt a policy that shareholders be provided the opportunity at each annual meeting of shareholders to vote on advisory resolution to ratify the compensation of the named executive officers described in the proxy statement for the annunal meeting.

7. Against Proposal 7- requesting the board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco could resonably take to reduce the likelihood that its business practices might enable or encourage the violation of human rights, as set forth in the accompanying proxy statement.

8. Against acting upon such other matters as may properly come before the meeting or any adjournment or postponement thereof.

				Issuer	Yes	1. For 2. For 3. For 4. For 5. Against 6. Against 7. Against 8. Against	For

Microsoft Corporation	MSFT	594918104	11/19/2009

1.Board of Directors; William H. Gates III, Steven A. Ballmer, Dina Dublon, Raymon V. Gilmartin, Reed Hastings, Maria Klawe, David L. Marquardt, Charles H. Noski, Helmut Panke.

2. Ratification of the selection of Deloitte & Touche LLP as the Company’s independent auditor.

3. Approving amendments to amended and restated articles of incorporation.

4. Advisory vote on executive compensation.

5. Shareholder proposal-adoption of healthcare reform principles.

6. Shareholder proposal-disclosure of charitable contributions.

				Issuer	Yes	1. For. 2. For 3. For 4. For 5. Against 6. Against	For

3 M Company	MMM	88579Y101	5/11/2010

1. Board Nominees; a. Linda G. Alvarado b. George W. Buckley c. Vance D. Coffman d. Michael L. Eskew e. W. James Farrell f. Herbert L. Henkel g. Edward M. Liddy h. Robert S. Morrison i. Aulana L. Peters j. Robert J. Ulrich.

2. Ratify appointment of PricewaterhouseCoopers as accounting Firm

3. Approve amended 2008 Long Term Incentive Plan and to approve the expanded performance criteria available under the 2008 Long Term Incentive Plan

4. Stockholder Proposal on special meetings.

				Issuer	Yes	1. For 2. For 3. For 4. Against	For

Abbot Laboratories	ABT	002824100	4/23/2010

1. Board Nominees; a. RJ Alpern b. RS Austin c. WM Daley d. WJ Farrell e. HL Fuller f. WA Osborn g. DAL Owen h. RS Roberts i. SC Scott III j. WD Smithburg k. GF Tilton l. MD White

2. Ratification of Deloitte & Touche as Auditors

3. Shareholder Proposal - Advisory Vote

4. Shareholder Proposal - Special Shareholder Meetings

				Issuer	Yes	1. For 2. For 3. Against 4. Against	For

Aflac	AFL	1055102	5/3/2010

1. Board Nominees; a. Daniel P. Amos b. John Shelby Amos II c. Paul S. Amos II d. Michael H. Armacost e. Kriss Cloninger III f. Joe Frank Harris g. Elizabeth J. Hudson h. Douglas W. Johnson i. Robert S. Johnson j. Charles B. Knapp k. E. Stephen Purdom, M.D. l. Barbara K. Rimer, Dr. PH m. Marvin R. Schuster n. David Gary Thompson o. Robert L. Wright p. Takuro Yoshida

2. Executive pay-for-performance Compensation Policies

3. Ratification of KPMG as independent public accounting firm for the year ending December 31, 2010.

				Issuer	Yes	1. For 2. For 3. For	For

Alcoa	AA	013817101	4/23/2010

1. Board Nominees; a. Arthur D. Collins, Jr. b. Carlos Ghosn c. Michael G. Morris d. E. Stanley O’Neal

2. Proposal to Ratify the Independent Auditor

3. Approve Voting Standard

4. Articles of Incorporation – Fair Price Protection

5. Articles of Incorporation – Director Elections

6. Articles of Incorporation – Removal of Directors

7. Adoption of Simple Majority Vote

				Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. For 7. Against	For

Alcon	ACL	H01301-102	5/20/2010

1. Approval of 2009 Annual Report.

2. Appropriation of available earnings and proposed dividends.

3. Discharge of Board of Directors.

4. Election of KPMG as independent auditors.

5. Election of OBT AG as Special Auditors.

6. Amendments to Articles of Association.

7. Board Nominees; a. Werner Bauer b. Francisco Castaner c. Lodewijk J.R. De Vink

				Issuer	Yes	1-7: For	For

Allergan	AGN	018490102	4/29/2010

1. Board Nominees; a. Michael R. Gallagher b. Gavin S. Herbert c. Dawn Hudson d. Stephen J. Ryan, M.D.

2. Ratification of Ernst & Young as independent registered accounting firm

3. Amend Certificate of Incorporation to eliminate the supermajority vote requirement to remove directors for cause.

4. Amend Certificate of Incorporation to eliminate the supermajority vote requirement to approve certain business combinations.

5. Amend Certificated of Incorporation to implement a vote requirement to amend the Certificate of Incorporation.

6. To approve the amendments to the Certificate of Incorporation.

				Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. For	For

Altria Group	MO	022009S103	5/20/2010

1. Board Nominees; a. Elizabeth E. Bailey b. Gerald L. Baliles c. John T. Casteen III d. Dinyar S. Devitre e. Thomas F. Farrell II f. Robert E. R. Huntley g. Thomas W. Jones h. George Munoz i. Nabil Y. Sakkab j. Michael E. Szymanczyk

2. 2010 Performance Incentive Plan.

3. Ratification of independent auditors.

4. Shareholder Proposal - Food Insecurity and Tobacco Use.

5. Shareholder Proposal - Create Human Rights Protocols for the Company and its Suppliers.

				Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against	For

Amazon.Com Inc	AMZN	023135106	5/25/2010

1. Board Nominees; a. Jeffrey P. Bezos b. Tom A. Alberg c. John Seely Brown d. William B. Gordon e. Alain Monie f. Thomas O. Ryder g. Patricia Q. Stonesifer

2. Ratification of Ernst & Young as independent auditors for 2010

3. Shareholder Proposal - calling for Company to make certain disclosures regarding corporate political contributions.

				Issuer	Yes	1. For 2. For 3. Against	For

American Electric Power Company	AEP	025537101	4/27/2010

1. Board Nominees; a. E.R. Brooks b. Donald M. Carlton c. James F. Cordes d. Ralph D. Crosby, Jr. e. Linda A. Goodspeed f. Thomas E. Hoaglin g. Lester A. Hudson, Jr. h. Michael G. Morris i. Lionel L. Nowell III j. Richard L. Sandor k. Kathryn D. Sullivan l. Sara Martinez Tucker m. John F. Turner

2. Approve amendments to Long Term Incentive Plan.

3. Ratification of the appointment of Deloitte & Touche as independent registered accounting firm.

				Issuer	Yes	1. For 2. For 3. For	For

American Express	AXP	025816-109	4/26/2010

1. Board Nominees; a. DF Akerson b. C Barshefsky c. UM Burns d. KI Chenault e. P Chernin f. J Leschly g. RC Levin h. RA McGinn i. ED Miller j. SS Reinemund k. RD Walter l. RA Williams

2. Ratification of appointment of PricewaterhouseCoopers as independent accounting firm.

3.Advisory vote approving executive compensation

4. Shareholder Proposal – Cumulative voting for Directors

5. Shareholder Proposal – Calling of special meetings

6. Shareholder Proposal – Share retention requirements for executives.

					Issuer	Yes	1. For 2. For. 3. For 4. Against 5. Against 6. Against	For

Amgen Inc	AMGN	031162-100	5/12/2010

1. Board Nominees; a. Dr. David Baltimore b. Frank J. Biondi, Jr. c. Francois de Carbonnel d. Jerry D. Choate e. Dr. Vance D. Coffman f. Frederick W. Gluck g. Dr. Rebecca M. Henderson h. Frank C. Herringer i. Dr. Gilbert S. Omenn j. Judith C. Pelham k. Adm. J. Paul Reason, USN l. Leonard D. Schaeffer m. Kevin W. Sharer

2. Ratification of Ernst & Young as independent registered public accounting firm for the year ending December 31, 2010.

3. Shareholder Proposal – Action by Written Consent

4. Shareholder Proposal – Equity Retention Policy

					Issuer	Yes	1. For 2. For 3. Against 4. Against	For

Apache Corp	APA	037411-105	5/6/2010	1. Board Nominees; a. Eugene C. Fiedorek b. Patricia Albjerg Graham c. F.H. Merelli 2. Ratification of Ernst & Young as independent auditors.	Issuer	Yes	1. For 2. For	For

Apple	AAPL	37833100	2/25/2010

1. Board Nominees; William V. Campbell, Millard S. Drexler, Albert A. Gore Jr., Steven P. Jobs, andrea Jung, Arthur D. Levinson Ph.D., Jerome B. York.

2. Approval of amendments to the Apple Inc. 2003 Employee Stock Plan

3. Amendment to Director Stock Plan

4. Advisory Vote on Executive Compensation

5. Ratify appointment of Ernst & Young LLP as accountants for fiscal year 2010

6. Consider a shareholder proposal entitled “Sustainability Report,” if properly presented at the meeting.

7. Shareholder proposal entitled “Amend Corporate By-laws Establishing a Board Committee on Sustainability,” if properly presented at the meeting.

				Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. Against 7. Against	For

Applied Materials	AMAT	38222105	3/9/2010

1. Board Nominees; a. Aart J. de Geus b. Stephen R. Forrestm c. Thomas J. Iannotti d. Susan M. James e. Alexander A. Karsner f. Gerhard H. Parker g. Dennis D. Powell h. Willem P. Roelandts i. James E. Rogers j. Michael R. Splinter k. Robert H. Swan

2. Ratify the appointment of KPMG LLP as Applied Materials’ independent registered public accounting firm for fiscal year 2010.

				Issuer	Yes	1. For 2. For	For

AT &T Inc	T	00206R102	4/30/2010

1. Board Nominees; a. Randall L.

Stephenson b. Gilbert F. Amelio c. Ruben V. Anderson d. James H. Blanchard e. Jaime Chico Pardo f. James P. Kelly g. Jon C. Madonna h. Lynn M. Martin i. John B. McCoy j. Joyce M. Roche k. Laura D’Andrea Tyson l. Patricia P. Upton.

2. Ratification of appointment of independent auditors

3. Stockholder Proposal – Cumulative voting.

4. Stockholder Proposal – Pension credit policy.

5. Stockholder Proposal – Advisory vote on compensation.

6. Stockholder Proposal – Special stockholder meetings.

				Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against 6. Against	For

Avon	AVP	054303- 102	5/6/2010

1. Board Nominees; a. W. Don Cornwell b. V. Ann Hailey c. Fred Hassan d. Andrea Jung e. Maria Elena Lagomasino f. Ann S. Moore g. Paul S. Pressler h. Gary M. Rodkin i. Paula Stern j. Lawrence A. Weinbach

2. Ratification of appointment of independent accounting firm

3. Approval of 2010Stock Incentive Plan.

				Issuer	Yes	1. For 2. For 3. For	For

Bank of America	BAC	60505104	2/23/2010

1. Board of Nominees; a. Susan S. Bies b. William P. Boardman c. Frank P. Bramble, Sr. d. Virgis W. Colbert e. Charles K. Gifford f. Charles O. Holiday Jr. g. D. Paul Jones Jr. h. Monica C. Lozano i. Thomas J. May j. Brian T. Moynihan k. Donald E. Powell l. Charles O. Rossotti m. Robert W. Scully

2. Proposal to ratify the registered independent public accounting firm for 2010.

3. Proposal to adopt an amendment to the Bank of America amended and restated certificate of incorporation to increase the number of authorized shares of common stock from 11.3 billion to 12.8 billion.

4. Advisory (non-binding) vote approving executive compensation.

5. Proposal to approve an amendment to the 2003 Key Associate Stock Plan.

6. Shareholder Proposal – Disclosure of Government Employment.

7. Shareholder Proposal – Non-deductible Pay.

8. Shareholder Proposal – Special Stockholder Meetings.

9. Shareholder Proposal – Advisory Vote on Executive Compensation.

10. Shareholder Proposal – Succession Planning.

11. Shareholder Proposal – Derivatives Trading.

12. Shareholder Proposal – Recoup Incentive Compensation.

				Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. Against 7. Against 8. Against 9. Against 10. Against 11. Against 12. Against	For

Boeing	BA	097023-105	4/26/2010

1. Board Nominees; a. John H. Biggs b.

John E. Bryson c. David L. Calhoun d.

Arthur D. Collins, Jr. e. Linda Z. Cook f. William M. Daley g. Kenneth M. Duberstein h. Edmund P. Giambastiani, Jr. i. John F. McDonnell j. W. James McNerney, Jr. k. Susan C. Schwab l. Mike S. Zafirovski

2. Ratification of the appointment of Deloitte & Touche LLP as independent auditor.

3. Shareholder Proposal – Ethical Criteria for Military Contracts.

4. Shareholder Proposal – Advisory vote on named executive officer compensation.

5. Shareholder Proposal – Change ownership threshold to call special meetings.

6. Shareholder Proposal – Independent chairman.

7. Shareholder Proposal – Report on political contributions.

				Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against 6. Against 7. Against	For

Cabelvision Systems Corp	CVC	12686C109	5/21/2010

1. Board Nominees; a. Zachary Carter b. Thomas V. Reifenheiser c. John R. Ryan d. Vincent Tese e. Leonard Tow

2. Ratification of KPMG as independent registered public accounting firm of the Company for fiscal year 2010.

				Issuer	Yes	1. For 2. For	For

Centurytel Inc	CTL	156700106	5/20/2010

1. Board Nominees; a. W. Bruce Hanks b. CG Melville, Jr. c. William A. Owens d. Glen F. Post III

2. Ratification of appointment of KPMG as independent auditor for 2010.

3. Amend articles of incorporation to change our name to CenturyLink, Inc.

4. Approve 2010 Executive Officer Short–Term Incentive Plan.

5. Shareholder Proposal – Network management practices.

6. Shareholder Proposal – Limitation of executive compensation.

7. Shareholder Proposal – Executive stock retention.

8. Shareholder Proposal – Executive compensation advisory Notes.

				Issuer	Yes	1. For 2. For 3. For 4. For 5. Against 6. Against 7. Against 8. Against	For

Community Health Systems	CYH	203668108	5/18/2010

1. Amend Certificate of Incorporation to declassify the board of directors and provide for the annual election of directors.

2. Director Nominees; a. W. Larry Cash b. H. Mitchell Watson, Jr.

3. Ratification of selection of Deloitte & Touche as Accounting Firm for the fiscal year ending December 31, 2010.

				Issuer	Yes	1. For 2. For 3. For	For

Conoco Phillips	COP	20825C104	5/12/2010

1. Board Nominees; a. Richard L. Armitage b. Richard H. Auchinleck c. James E. Copeland, Jr. d. Kenneth M. Duberstein e. Ruth R. Harkin f. Harold W. McGraw III g. James J. Mulva h. Robert A. Niblock i. Harald J. Norvik j. William K. Reilly k. Bobby S. Shackouls l. Victoria J. Tschinkel m. Kathryn C. Turner n. William E. Wade, Jr.

2. Ratification of Ernst & Young as independent registered accounting firm for 2010.

3. Shareholder Proposals – Board Risk Management Oversight.

4. Shareholder Proposal – Greenhouse Gas Reduction.

5. Shareholder Proposal – Oil Sands Drilling.

6. Shareholder Proposal – Louisiana Wetlands.

7. Shareholder Proposal – Financial Risks of Climate Change.

8. Shareholder Proposal –Toxic Pollution Report.

9. Shareholder Proposal – Gender Expression Non-Discrimination.

10. Shareholder Proposal – Political Contributions.

				Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against 6. Against 7. Against 8. Against 9. Against 10. Against	For

Consolidation Edison	ED	209115104	5/17/2010

1. Board Nominees; a. K. Burke b. VA Calarco c. G. Campbell, Jr. d. GJ Davis e. MJ Del Giudice f. EV Futter g. JF Hennessy III h. S. Hernandez i. JF Killian j. ER McGrath k. MW Ranger l. LF Sutherland

2. Ratification of Independent Accounting Firm.

3. Additional Compensation Information.

				Issuer	Yes	1. For 2. For 3. Against	For

CSX Corporation	CSX	126408- 103	5/5/2010

1. Board Nominees; a. D.M. Alvarado b. A. Behring c. Sen. J.B. Breaux d. S.T. Halverson e. E.J. Kelly III f. G.H. Lamphere g. J.D. McPherson h. T.T. O’Toole i. D.M. Ratcliffe j. D.J. Shepard k. M.J. Ward

2. Ratification of Ernst & Young as Independent Accounting Firm.

3. Approval of 2010 CSX Stock Incentive Plan.

				Issuer	Yes	1. For 2. For 3. For	For

CVS Caremark	CVS	126650- 100	5/12/2010

1. Board Nominees; a. Edwin M. Banks b. C. David Brown II c. David W. Dorman d. Kristen Gibney Williams e. Marian L. Heard f. William H. Joyce g. Jean-Pierre Millon h. Terrence Murray i. C.A. Lance Piccolo j. Sheli Z. Rosenberg k. Thomas M. Ryan l. Richard J. Swift

2. Ratification of Ernst & Young as the Company’s independent registered public accounting firm.

3. Proposal to adopt Incentive Compensation Plan.

4. Proposal to adopt an amendment to the Company’s charter to allow stockholders to call special meetings.

5. Shareholder Proposal – Report on Political Contributions and Expenditures

6. Shareholder Proposal – Principles to Stop Global Warming

7. Shareholder Proposal – Other Matters.

				Issuer	Yes	1. For 2. For 3. For 4. For 5. Against 6. Against 7. Against	For

Dover Corporation	DOV	260003-108	5/6/2010

1. Board Nominees; a. D. H. Benson b. R.W. Cremin c. JP. M. Ergas d. P.T. Francis e. K.C. Graham f. J.L. Koley g. R.A. Livingston h. R.K. Lochridge i. B.G. Rethore j. M.B. Stubbs k. M.A. Winston

2. Ratification of PricewaterhouseCoopers as independent registered public accounting firm.

				Issuer	Yes	1. For 2. For	For

Duke Energy	DUK	26441C-105	5/6/2010

1. Board Nominees; a. William Barnet III b. G. Alex Bernhardt, Sr. c. Michael G. Browning d. Daniel R. DiMicco e. John H. Forsgren f. Ann Maynard Gray g. James H. Hance, Jr. h. E. James Reinsch i. James T. Rhodes j. James E. Rogers k. Phillip R. Sharp

2. Approval of 2010 Long Term Incentive Plan.

3. Ratification of Deloitte & Touche as independent public accountant.

4. Shareholder Proposal – Global Warming Lobbying Activities.

5. Shareholder Report – Majority Voting for Election of Directors.

6. Shareholder Proposal – Retention of Equity Compensation for Senior Executives.

				Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against 6. Against	For

E.I. DU PONT DE NEMOURS & CO	DD	263534-109	4/28/2010

1. Board Nominees; a. Samuel W. Bodman b. Richard H. Brown c. Robert A. Brown d. Bertrand P. Collumb e. Curtis J. Crawford f. Alexander M. Cutler g. John T. Dillon h. Eleuthere I. du Pont i. Marillyn A. Hewson j. Lois D. Juliber k. Ellen J. Kullman l. William K. Reilly

2. Ratification of Independent Accounting Firm

3. Shareholder Say on Executive Pay.

4. Amendment to Human Rights Policy.

				Issuer	Yes	1. For 2. For 3. Against 4. Against	For

EMC Corp	EMC	268648102	4/29/2010

1. Board Nominees; a. Michael W. Brown b. Randolph L. Cowen c. Michael J. Cronin d. Gail Deegan e. James S. DiStasio f. John R. Egan g. Edmund F. Kelly h. Windle B. Priem i. Paul Sagan j. David N. Strohm k. Joseph M. Tucci

2. Ratification of the selection PricewaterhouseCoopers as independent auditors.

3. Shareholder Proposal – Special Shareholder Meetings.

4. Shareholder Proposal – Advisory Vote on Executive Compensation.

				Issuer	Yes	1. For 2. For 3. Against 4. Against	For

Equity Residential	EQR	29476L107	6/16/2010

1. Board Nominees; a. John W. Alexander b. Charles L. Atwood c. Linda Walker Bynoe d. Boone A. Knox e. John E. Neal f. David J. Neithercut g) Mark S. Shapiro h. Gerald A. Spector i. B. Joseph White j. Samuel Zell

2. Ratification of Ernst & Young as independent auditor for the year ending December 31, 2010.

3. Shareholder Proposal – Voting Standards for Trustee Elections.

				Issuer	Yes	1. For 2. For 3. Against	For

Express Scripts Inc	ESRX	302182100	5/5/2010

1. Board Nominees; a. Gary G. Benanav b. Frank J. Borelli c. Maura C. Breen d. Nicholas J. LaHowchic e. Thomas P. Mac Mahon f. Frank Mergenthaler g. Woodrow A Myers, Jr. MD. h. John O. Parker, Jr. i. George Paz j. Samuel K. Skinner k. Seymour Sternberg l. Barrett A. Toan

2. Ratification of PricewaterhouseCoopers as independent registered public auditor.

3. Shareholder Proposal – Report on Political Contributions.

4. Shareholder Proposal – Independent Board Chair.

				Issuer	Yes	1. For 2. For 3. For 4. Against	For

Fifth Third Bank Cor	FITB	316773-100	4/20/2010

1. Board Nominees; a. Darryl F. Allen b. Ulysses L. Bridgeman c. Emerson L. Brumback d. James P. Hackett e. Gary R. Heminger f. Jewell D. Hoover g. Kevin T. Kabat h) Mitchel D. Livingston i. Hendrick G. Meijer j. John J. Schiff, Jr. k. Dudley S. Taft l. Marsha C. Williams

2. Amend the Articles of Incorporation and code of regulations to provide for majority voting in uncontested elections of directors.

3. Amend the articles of incorporations and code of regulations to eliminate cumulative voting.

4. Code of Regulations Amendments without Shareholder Consent.

5. Approval of an advisory vote on Executive Compensation

6. Appointment of Deloitte & Touche as independent public accounting firm.

7. Chairman of the Board as a Director independent from Fifth Third.

				Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. For 7. Against	For

Ford Motor Co	FITB	345370860	5/13/2010

1. Board Nominees; a. Stephen G. Butler b. Kimberely A. Casiano c. Anthony F. Earley, Jr. d. Edsel B. Ford II e. William Clay Ford, Jr. f. Richard A. Gephardt g. Irvine O. Hockaday h. Richard A. Manoogian i. Ellen R. Marram j. Alan Mullaly k. Homer A. Neal l. Gerald L. Shaheen m. John L. Thornton

2. Ratification of Accounting Firm

3. Approval of Tax Benefit Preservation Plan

4. Disclosure of Government Affiliation

5. Recapitalization Plan

6. Political Contributions

7. Compensation of Named Executives

8. Energy Savings Projects

				Issuer	Yes	1. For 2. For 3. For 4. Against 5. Agasint 6. Against 7. Against 8. Against	For

Gannett Co	GCI	364730101	5/4/2010

1. Board Nominees; a. Craig A. Dubow b. Howard D. Elias c. Arthur H. Harper d. John Jeffry Louis e. Marjorie Magner f. Scott K. McCune g. Duncan M. McFarland h. Donna E. Shalala i. Neal Shapiro j. Karen Hastie Williams

2. Ratification of Ernst & Young as independent public accounting firm.

3. Approve amended and restated 2001 Omnibus Incentive Compensation Plan.

4. Shareholder Proposal – Senior Executive Compensation.

				Issuer	Yes	1. For 2. For 3. For 4. Against	For

General Electric Co.	GE	369604-103	4/28/2010

1. Board Nominees; a. W. Geoffrey Beattie b. James I. Cash, Jr. c. William M. Castell d. Ann M. Fudge e. Susan Hockfield f. Jeffrey R. Immelt g. Andrea Jung h. A.G. Lafley i. Robert W. Lane j. Ralph S. Larsen k. Rochelle B. Lazarus l. James J. Mulva m. Sam Nunn n. Roger S. Penske o) Robert J. Swieringa p. Douglas A. Warner III

2. Ratification of KPMG. as Accounting Firm.

3. Shareholder Proposal – Cumulative Voting.

4. Shareholder Proposal – Special Shareholder Meetings.

5. Shareholder Proposal – Independent Board Chairman.

6. Shareholder Proposal – Pay Disparity.

7. Shareholder Proposal – Key Board Committees.

8. Shareholder Proposal – Advisory Vote on Executive Compensation.

				Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against 6. Against 7. Against 8. Against	For

Gilead Sciences Inc	GILD	375558103	5/11/2010

1. Board Nominees; a. Paul Berg b. John F. Cogan c. Etienne F. Davignon d. James M. Denny e. Carla A. Hills f. Kevin E. Lofton g. John W. Madigan h. John C. Martin i. Gordon E. Moore j. Nicholas G. Moore k. Richard J. Whitley l. Gayle E. Wilson m. Per Wold-Olsen

2. Ratification of Ernst & Young as Accounting Firm.

3. Shareholder Proposal – Adoption of Majority Voting Standards in By-laws.

4. Meeting Adjournment.

				Issuer	Yes	1. For 2. For 3. Against 4. For	or

Goldman Sachs Group Inc	GS	38141G-104	5/7/2010

1. Board Nominees; a. Lloyd C. Blankfein b. John H. Bryan c. Gary D. Cohn d. Claes Dahlback e. Stephen Friedman f. William W. George g. James A. Johnson h. Lois D. Juliber i. Lakshmi N. Mittal j. James J. Shiro k. H. Lee Scott, Jr.

2. Ratification of PricewaterhouseCoopers as Accounting Firm.

3. Advisory vote on Executive Compensation.

4. Approval of amendment of Restated Certificate of Incorporation to eliminate supermajority voting.

5. Approval of amendment to Restated Certificate of Incorporation to permit 25% of outstanding shares of common stock to call Special Meetings.

6. Share Holder Proposal – Cumulative Voting

7. Shareholder Proposal – OTC Derivatives Trading.

8. Shareholder Proposal – Separate Chair and CEO.

9. Shareholder Proposal – Report on Political Contributions.

10. Shareholder Proposal – Global Warming Science

11. Shareholder Proposal – Pay Disparity

12. Shareholder Proposal – Executive Compensation and Long Term Performance.

				Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. Against 7. Against 8. Against 9. Against 10. Against 11. Against 12. Against	or

Halliburiton Company	HAL	406216101	5/19/2010

1. Board Nominees: a) AM Bennett b) JR Boyd c) M Carroll d) NK Dicciani e) SM Gillis f) JT Hackett g) DJ Lesar h) RA Malone i) JL Martin j) DL Reed

2. Selection of Auditors

3. Shareholder Proposal - Human Rights Policy.

4. Shareholder Proposal - Political Contributions.

5. Shareholder Proposal - Executive Compensation Policies.

6. Shareholder Proposal - Special Shareholder Meetings.

7. Meeting Adjournment.

					Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against 6. Against 7. For	For

Hewlett-Packard	HPQ	428236103	3/17/2010

1. Board Nominees; M.L. Andreessen, L.T. Babbio, Jr., S.M. Baldauf, R.L. Gupta, J.H. Hammergren, M.V. Hurd, J.Z. Hyatt, J.R. Joyce, R.L Ryan, L.S. Salhany, G.K. Thompson

2. Proposal to ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2010.

3. proposal to approve the Amended and Restated Hewlett-Packard Company 2004 Stock Incentive Plan.

4. Proposal to conduct an annual advisory vote on executive compensation.

					Issuer	Yes	1. For 2. For 3. For 4. For	For

Host Hotel and Resorts	HST	44107P-104	5/6/2010

1. Board Nominees: a) Robert M. Baylis b) Willard W. Brittain, Jr. c) Terence C. Golden d) Ann M. Korologos e) Richard E. Marriott f) John B. Morse, Jr. g) Gordon H. Smith h) W. Edward Walter

2. Ratify KPMG as Accounting Firm

					Issuer	Yes	1. For 2. For	For

Intel Corp	INTC	458140100	5/19/2010	1. Board Nominees; (10 Candidates identified in Intel’s 2010 Proxy Statement) 2. Ratification of Ernst & Young as Accounting Firm 3. Advisory vote on Executive Compensation	Issuer	Yes	1. For 2. For 3. For	For

International Business Machines	IBM	459200101	4/27/2010

1. Board Nominees; A.J. P. Belda, C. Black, W.R. Brody, K.I. Chenault, M.L. Eskew, S.A. Jackson, A.N. Liveris, W.J. McNerney Jr., T. Nishimuro, J.W. Owens, S.J. Palmisano, J.E. Spero, S. Taurel, L.H. Zambrano

2. Ratification of appointment of independent registered accounting firm.

3. Stockholder proposal on executive compensation annual incentive payout.

4. Stockholder proposal on Cumulative Voting.

5. Stockholder proposal on new threshold for calling special meetings.

6. Stockholder proposal on advisory vote on executive compensation.

					Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against 6. Against

Invesco	IVZ	G491BT108	5/18/2010	1. Board Nominees: a) Joseph R. Canion b) Edward P. Lawrence c) James I. Robertson d) Phoebe A. Wood 2. Ernst & Young as Accounting Firm	Issuer	Yes	1. For 2. For	For

Johnson & Johnson	JNJ	478160104	4/22/2010

1. Board Nominees: a) Mary Sue Coleman b) James G. Cullen c) Michael M. E. Johns d) Susan L. Lindquist e) Anne M. Mulcahy f) Leo F. Mullin g) William D. Perez h) Charles Prince i) David Satcher j) William C. Weldon

2. Pricewaterhouse Coopers as Accounting Firm

3. Incentive Compensation Plan

4. Special Shareholder Meetings

					Issuer	Yes	1.For 2. For 3. For 4. For	For

JP Morgan Chase	JPM	46625H100	5/18/2010

1. Board Nominees: a) Crandall C. Bowles b) Stephen B. Burke c) David M. Cote d) James S. Crown e) James Dimon f) Ellen V. Futter g) William H. Gray III h) Laban P. Jackson, Jr. i) David C. Novak j) Lee R. Raymond k) William C. Weldon

2. Appointment of Independent Accounting Firm

3. Executive Compensation

4. Political non-partisanship

5. Special Shareholder Meetings

6. Collateral in OTC derivatives trading

7. Shareholder Action by Written Consent

8. Independent Chairman

9. Pay Diparity

10. Share Retention

				Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against 6. Against 7. Against 8. Against 9. Against 10. Against	For

Kimberly-Clark Corp	KMB	494368-103	4/29/2010

1. Board Nominees: a) John R. Alm b) Dennis R. Beresford c) John F. Bergstrom d) Abelardo E. Bru e) Robert W. Decherd f) Thomas J. Falk g) Mae C. Jemison, M.D. h) James M. Jenness i) Ian C. Read j) Linda Johnson Rice k) Marc J. Shapiro l) G. Craig Sullivan

2. Ratification of Auditors

3. Special Shareholder Meetings

				Issuer	Yes	1. For 2. For 3. Against	For

Loews Corp.	L	540424-108	5/11/2010

1. Board Nominees: a) Ann E. Berman b) Joseph L. Bower c) Charles M. Diker d) Jacob A. Frenkel e) Paul J. Fribourg f) Walter L. Harris g) Philip A. Laskawy h) Ken Miller i) Gloria R. Scott j) Andrew H. Tisch k) James S. Tisch l) Jonathan M. Tisch

2. Deloitte & Touche as Independent Auditors

3. Cumulative Voting

				Issuer	Yes	1. For 2. For 3. Against	For

Marriott International	MAR	571903-202	5/7/2010

1. Board Nominees: a) JW Marriott, Jr. b) JW Marriott III c) Mary K. Bush d) Lawrence W. Kellner e) Debra L. Lee f) George Munoz g) Harry J. Pearce h) Steven S. Reinemund i) W. Mitt Romney j) William J. Shaw k) Lawrence M. Small

2. Ernst & Young as Independent Accounting Firm

					Issuer	Yes	1. For 2. For	For

McDonalds’s Corp	MCD	580135101	5/20/2010	1. Board Nominees (4 Nominees) 2. Independent Auditor 3. Executive Compensation 4. Simple Majority Vote 5. Controlled Atmosphere Stunning 6. Cage-Free Eggs	Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against 6. Against	For

Medco Health Solutions	MHS	58405U-102	5/12/2010

1. Board Nominees: a) Howard W. Barker, Jr. b) John L. Cassis c) Michael Goldstein d) Charles M. Lillis e) Myrtle S. Potter f) William L. Roper g) David B. Snow, Jr. h) David D. Stevens i) Blenda J. Wilson

2. Pricewaterhouse Coopers as Independent Accounting Firm

3. Certificate of Incorporation to Permit Special Meetings

					Issuer	Yes	1. For 2. For 3. For	For

Merck & Co	MRK	58933Y105	5/25/2010

1. Board Nominees: a) Leslie A. Brun b) Thomas R. Cech c) Richard T. Clark d) Thomas H. Glocer e) Steven F. Goldstone f) William B. Harrison, Jr. g) Harry R. Jacobsen h) William N. Kelley i) C. Robert Kidder j) Rochelle B. Lazarus k) Carlos E. Represas l) Patricia F. Russo m) Thomas E. Shenk n) Anne M. Tatlock o) Craig B. Thompson p) Wendell P. Weeks q) Peter C. Wendell

2. Ratification of Independent

Accounting Firm

3. Incentive Stock Plan

4.Non Employees Directors Stock Plan

					Issuer	Yes	1.For 2. For 3. For 4. For	For

Metlife	MET	59156R-108	4/27/2010	1. Board Nominees: a) R. Glenn Hubbard b) Alfred F. Kelly, Jr. c) James M. Kilts d) David Satcher 2. Deloitte & Touche as Independent Auditor 3. Cumulative Voting	Issuer	Yes	1. For 2. For 3. Against	For

Nalco Holding Co	NLC	62985Q101	4/30/2010	1. Board Nominees: a) Carl M. Casale b) Rodney F. Chase c) Mary M. Vandeweghe 2. PricewaterhouseCoopers as Accounting Firm	Issuer	Yes	1. For 2. For	For

Newmont Mining Corp	NEM	651639106	4/23/2010

1. Board Nominees: 01) GA Barton 02) VA Calarco 03) JA Carrabba 04) N Doyle 05) VM Hagen 06) MS Hamson 07) RT O’Brien 08) JB Prescott 09) DC Roth 10) JV Taranik 11) SR Thompson

2. PricewaterhouseCoopers as Accounting Firm

3. Special Meetings

4. Election of directors in non-contested election

					Issuer	Yes	1. For 2. For 3. Against 4. Against	For

Noble Corp	NOBL	34613596	4/30/2010

1. Board Nominees: a) Michael A. Cawley b) Gordon T. Hall c) Jack E. Little

2. Issue Authorized Share Capital until 4/2012

3. Approval of a .52 swiss francs per share dividend.

4. Approval of a .56 swiss francs per share dividend.

5. Approval of Pricewaterhouse Coopers as Accounting Firm

6. Approval of 2009 Annual Report

7. Approval of the discharge of the Board of Directors

					Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. For 7. For	For

Nucor Corp	NUE	670346-105	5/13/2010

1. Board Nominees: a) Daniel R. DiMicco b) James D. Hlavacek c) John H. Walker

2. Pricewaterhouse Coopers as Accounting Firm

3. Certificate of Incorporation Eliminating Classified Structure of BOD

4. Stock Options and Awards Plan

5. Majority Vote

6. Political Spending

				Issuer	Yes	1. For 2. For 3. For 4. For 5. Against 6. Against	For

Packaging Corp of America	PKG	695156109	5/11/2010

1. Board Nominees: a) Cheryl K. Beebe b) Henry F. Frigon c) Hasan Jameel d) Samuel M. Mencoff e) Roger B. Porter f) Paul T. Stecko g) James D. Woodrum

2. Ernst & Young as Auditors

3. Incentive Compensations Plan

				Issuer	Yes	1. For 2. For 3. For	For

Pepsico	PEP	713448-108	5/5/2010

1. Board Nominees: a) SL Brown b) IM Cook c) D Dublon d) VJ Dzau e) RL Hunt f) A Ibarguen g) AC Martinez h) IK Nooyi i) SP Rockefeller j) JJ Schiro k) LG Trotter l) D Vasella

2. Independent Registered Accounting Firm

3. LT Incentive Plan

4. Charitable Contributions Report 5. Right to Call Special Shareholders 6. Public Policy Report

				Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against 6. Against	For

Pfizer	PFE	717081-103	4/22/2010

1. Board Nominees: a) Dennis A. Ausiello b) Michael S. Brown c) M. Anthony Burns d) Robert N. Burt e) W. Don Cornwell f) Frances D. Fergusson g) William H. Gray III h) Constance J. Horner i) James M. Kilts j) Jeffrey B. Kindler k) George A. Lorch l) John P. Mascotte m) Suzanne Nora Johnson n) Stephen W. Sanger o) William C. Steere, Jr.

2. KPMG as Independent Accounting Firm

3. Executive Compensation

4. Reduce % of Shares Required for Shareholders to Call Special Meetings

5. Shareholder Proposal Regarding Stock Options

					Issuer	Yes	1. For 2. For 3. For 4. For 5. Against	For

Philip Morris	PM	718172109	5/12/2010

1. Board Nominees: a) Harold Brown b) Mathis Cabiallavetta c) Louis C. Camilleri d) J. Dudley Fishburn e) Jennifer Li f) Graham MacKay g) Sergio Marchionne h) Lucio Noto i) Carlos Slim Helu j) Stephen M. Wolf

2. Ratification of Selected Auditors

3. Food Insecurity and Tobacco Use

4. Create Human Rights Protocols for Company and Suppliers

					Issuer	Yes	1. For 2. For 3. Against 4. Against	For

Pride International	PDE	74153Q102	5/20/2010

1. Board Nominees: a)David A.B. Brown b) Kenneth M. Burke c) Archie W. Dunham d) David A. Hager e) Francis S. Kalman f) Ralph D. McBride g) Robert G. Phillips h) Louis A. Raspino

2. Employees Stock Purchase Plan

3. Long Term Incentive Plan

4. KPMG as Accounting Firm

					Issuer	Yes	1. For 2. For 3. For 4. For	For

Principal Financial Group	PFG	74251V102	5/18/2010	1. Board Nominees: a) Michael T. Dan b) C. Daniel Gelatt c) Sandra L. Helton d) Larry D. Zimpleman 2. Stock Incentive Plan 3. Ratification of Independent Auditors	Issuer	Yes	1. For 2. For 3. For	For

Qualcomm	QCOM	747525103	3/2/2010

1. Board Nominees; Barbara T. Alexander, Stephen M. Bennett, Donald G. Cruickshank, Raymond V. Dittamore, Thomas H. Horton, Irwin Mark Jacobs, Paul E. Jacobs, Robert E. Kahn, Sherry Langsing, Duane A. Nelles, Brent Scowcroft, Marc I. Stern.

2. Amendment to Long Term Incentive to increase shares by 13M Shares

3. Ratify selection of PriceWaterhouseCooper as accountants.

					Issuer	Yes	1. For. 2. For 3. For	For

Radioshack	RSH	750438103	5/24/2010

1. Board Nominees: a) Frank J. Belatti b) Julian C. Day c) Daniel R. Feehan d) H. Eugene Lockhart e) Jack L. Messman f) Thomas G. Plaskett g) Edwina D. Woodbury

2. Pricewaterhouse Coopers as Accounting Firm

					Issuer	Yes	1. For 2. For	For

Royal Caribbean Cruises	RCL	V7780T103	5/20/2010	1. Board Nominees: a) William L. Kimsey b) Gert W. Munthe c) Thomas J. Prtizker d) Bernt Reitan 2. Equity Incentive Program 3. Pricewaterhouse Coopers as Auditors 4. Shareholder Statement	Issuer	Yes	1. For 2. For 3. For 4. Against	For

Schlumberger Limited	SLB	806857108	4/7/2010

1. Board Nominees; P. Campus, J.S. Gorelick, A. Gould, T. Isaac, N. Kudryavtsev, A. Lojous, M.E. Marks, L.R. Reif, T.I. Sandvold, H. Seydoux, P. Currie, K.V. Kamath

2. Proposal to adopt and approve financials and dividends.

3. Proposal to approve the adoption of the Schlumberger 2010 stock incentive plan.

4. Proposal to approve the adoption of an amendment to the Schlumberger discounted stock purchase plan.

5. Proposal to approve independent registered public accounting firm.

					Issuer	Yes	1. For 2. For 3. For 4. For 5. For	For

Simon Property Group	SPG	828806-109	5/6/2010

1. Board Nominees: a) Melvyn E. Bergstein b) Linda Walker Bynoe c) Larry C. Glasscock d) Karen N. Horn, Ph. D. e) Allan Hubbard f) Reuben S. Leibowitz g) Daniel C. Smith, Ph. D. h) J. Albert Smith, Jr.

2. Ernst & Young as Accounting Firm

				Issuer	Yes	1. For 2. For	For

Suncor Energy	SU	867224-107	5/4/2010

1. Board Nominees: a) Mel E. Benson b) Brian A. Canfield c) Dominic D’Alessandro d) John T. Ferguson e) W. Douglas Ford f) Richard L. George g) Paul Haseldonckx h) John R. Huff i) Jacques LaMarre j) Brian F. MacNeill k) Maureen McCaw l) Michael W. O’Brien m) James W. Simpson n) Eira Thomas

2. PricewaterhouseCoopers as Auditor

				Issuer	Yes	1. For 2. For	For

Texas Instruments Incorporated	TXN	882508104	4/15/2010

1. Board Nominees; R.W. Babb Jr., D.L. Boren, D.A. Carp, C.S. Cox, D.R. Goode, S.P. MacMillan, P.H. Patsley, W.R. Sanders, R.J. Simmons, R.K. Templeton, C.T. Whitman.

2. Board proposal to ratify the appointment of Ernst & Yuong LLP as the company’s independent registered public accounting firm for 2010.

				Issuer	Yes	1. For. 2. For	For

The AES Company	AES	00130H105	4/22/2010

1. Board Nominees: a) Samuel W. Bodman III b) Paul Hanrahan c) Tarun Khanna d) John A. Koskinen e) Philip Lader f) Sandra O. Moose g) John B. Moose h) Phillip A. Odeen i) Charles O. Rossotti j) Sven Sandstrom

2. LT Incentive Plan

3. Performance Incentive Plan

4. Ratification of Ernst & Young as Accounting Firm

				Issuer	Yes	1. For 2. For 3. For 4. For	For

The Dow Chemical Company	DOW	260543-103	5/13/2010

1. Board Nominees: a) Arnold A. Allemang b) Jacqueline K. Barton c) James A. Bell d) Jeff M. Fettig e) Barbara H. Franklin f) John B. Hess g) Andrew N. Liveris h) Paul Polman i) Dennis H. Reilley j) James M. Ringler k) Ruth G. Shaw l) Paul G. Stern

2. Ratification of Registered Independent Accounting Firm

3. Certificate of Incorporation Regarding Special Stockholder Meetings

4. Environmental Remediation

5. Executive Stock Retention

6. Executive Compensation

					Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against 6. Against	For

The Hartford Financial Svcs Grp	HIG	416515104	5/19/2010

1. Board Nominees: a) Robert B. Allardice III b) Trevor Fetter c) Paul G. Kirk, Jr. d) Liam E. McGee e) Gail J. McGovern f) Michael G. Morris g) Thomas G. Renyi h) Charles B. Strauss i) H. Patrick Swygert

2. Deloitte & Touche as Auditor

3. Incentive Stock Plan

4. Executive Officer Performance Goals

5. Shareholder Proposal

					Issuer	Yes	1. For 2. For 3. For 4. For 5. Against	For

The Hershey Company	HSY	427866108	5/4/2010	1. Board Nominees: a) PM Arway b) RF Cavanaugh c) CA Davis d) JE Nevels e) TJ Ridge f) DL Shedlarz g) DJ West h) LS Zimmerman 2. KPMG as Auditors	Issuer	Yes	1. For 2. For	For

The Home Depot	HD	437076102	5/20/2010

1. Board Nominees: a) F. Duane Ackerman b) David H. Batchelder c) Francis S. Blake d) Ari Bousbib e) Gregory D. Brenneman f) Albert P. Carey g) Armando Codina h) Bonnie G. Hill i) Karen L. Katen

2. KPMG as Accounting Firm

3. Stock Incentive Plan

4. Cumulative Voting

5. Executive Officer Compensation

6. Special Shareholder Meetings

7. Shareholder Action by Written Consent

8. Independent Chairman of the Board

9. Employment Diversity Report

10. Reincorporation in North Dakota

				For	Yes	1. For 2. For 3. For 4. Against 5. Against 6. Against 7. Against 8. Against 9. Against 10. Against	For

The PNC Financial Services	PNC	693475-105	4/27/2010

1. Board Nominees: a) Richard O. Berndt b) Charles E. Bunch c) Paul W. Chellgren d) Robert N. Clay e) Kay Coles James f) Richard B. Kelson g) Bruce C. Lindsay h) Anthony A. Massaro i) Jane G. Pepper j) James E. Rohr k) Donald J. Shepard l) Lorene K. Steffes m) Dennis F. Strigl n) Stephen G. Thieke o) Thomas J. Usher p) George H. Walls, Jr. q) Helge H. Wehmeier

2. Pricewaterhouse Coopers as Accounting Firm

3. Advisory Vote on Executive Compensation

4. Approval of Severance Agreements

5. Reports on Executive Compensation

				Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against	For

The Walt Disney Company	DIS	254687106	3/10/2010

1. Board Nominees; Susan E. Arnold, John E. Bryson, John S. Chen, Judith L. Estrin, Robert A. Iger, Steven P. Jobs, Fred H. Langhammer, Aylwin B. Lewis, Monica C. Lozano, Robert W. Matschullat, John E. Pepper Jr., Sheryl Sandberg, Orin C. Smith.

2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s registered public accountants for 2010.

3. Approve Amended and Restated 2005 Stock Incentive Plan.

4. Approve the amendment to the Company’s restated certificate of incorporation relating to interested person transactions.

5. approve the amendment to the company’s restated certificate of incorporation relating to Bylaw amendments.

6. Approve the amendment to the company’s restated certificate of incorporation relating to tracking stock provisions.

7. Approve the amendment to the company’s restated certificate of incorporation relating to classified board transition provisions.

8. Approve the shareholder proposal relating to shareholder advisory vote on executive compensation.

9. Approve the shareholder proposal relating to ex-gay non discrimination policy.

					Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. For 7. For 8. Against 9. Against	For

The Western Union Company	WU	959802109	5/14/2010	1. Board Nominees: a) Dinyar Devitre b) Christina Gold c) Betsy Holden d) Wulf von Shimmelmann 2. Ratification of Selection of Auditors	Issuer	Yes	1. For 2. For	For

Tiffany & Co	TIF	8865547108	5/20/2010

1. Board Nominees: a) Michael J. Kowalski b) Rose Marie Bravo c) Gary E. Costley d) Lawrence K. Fish e) Abby F. Kohnstamm f) Charles K. Marquis g) Peter W. May h) J. Thomas Presby i) William A. Shutzer

2. PricewaterhouseCoopers as Accounting Firm

				Issuer	Yes	1. For 2. For	For

Transocean Ltd	RIG	H8817H-100	5/14/2010

1. Approval of Annual Report

2. Discharge of BOD from 2009

3. Appropriation of Available Earnings to be Carried Forward

4. Reincorporation in Switzerland

5. Renewal of Company’s Authorized Share Capital

6. Distribution to Shareholders in Form of a Par Value Reduction

7. Amendment to Articles of Association

8. Board of Directors: a) Steven L. Newman b) Thomas W. Cason c) Robert M. Sprague d) J. Michael Talbert e) John L. Whitmire

9. Ernst & Young as Independent Accounting Firm

				Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. For 7. For 8. For 9. For	For

Tyco International	TYC	H89128104	3/10/2010

1. Board Nominees; Edward D. Breen, Michael E. Daniels, Timothy M. Donahue, Brian Duperreualt, Bruce S. Gordon, Rajiv L. Gupta, John A. Krol, Brendan R. O’Neill, William S. Stavropoulos, Sandra S. Wijnberg, R. David Yost.

2. Approve annual report, the parent company financial statements of Tyco International Ltd and the consolidated financial statements for the fiscal year ended September 25, 2009.

3. Discharge the Board of Directors from liability for the financial year ended September 25, 2009.

4. Elect Deliotte AG (Zurich) as statutory auditors until our next annual general meeting.

5. Ratify appointment of Deloitte & touche LLP as independent registered public accounting firm for purposes of United States securities law reporting for the year ending September 24, 2010.

6. Elect PriceWaterhouse Coopers AG (Zurich) as special auditors until our annual general meeting. Approve Amendement to Articles of Association

7. Allocation of fiscal year 2009 results.

8. Payment of a dividend in the form of a capital reduction, such payment to be made in four quarterly installments at such times during the period through the next annual general meeting as shall be determined by the Board of Directors.

9. Amendment to our Articles of association to provide the plurality voting in the event that the number of candidates that are in nominated for election exceeds the number of positions available.

10. Consider and act on such other business as may properly come before the meeting or any other adjournment thereof.

				Issuer	Yes	1.For 2. For 3. For 4. For 5. For 6. For 7. For 8. For 9. For 10. For	For

UnitedHealth Group	UNH	91324P102	5/24/2010

1. Board Nominees: a) William C. Ballard, Jr. b) Richard T. Burke c) Robert J. Darretta d) Stephen J. Hemsley e) Michele J. Hooper f) Douglas W. Leatherdale g) Glenn M. Renwick h) Kenneth I. Shine, M.D. g) Gail R. Wilensky PH.D.

2. Deloitte & Touche as Accounting Firm

3. Advisory Note on Executive Compensation

				Issuer	Yes	1. For 2. For 3. Against	For

United Parcel Service	UPS	911312-106	5/6/2010

1. Board Nominees: a) F. Duane Ackerman

b) Michael J. Burns c) D. Scott Davis d) Stuart E. Eizenstat e) Michael L. Eskew f) William R. Johnson g) Ann M. Livermore

h) Rudy Markham i) John W. Thompson j) Carol B. Tome

2. Deloitte & Touche as Independent Accounting Firm

3. Certificate of Incorporation for Majority Voting

				Issuer	Yes	1. For 2. For 3. For	For

United Technologies Corporation	UTX	913017109	4/14/2010

1. Board Nominees; Louis Chenevert, John V. Faraci, Jean-Pierre Garnier, Jamie S. Gorelick, Carlos M. Gutierrez, Edward A. Kangas, Charles R. Lee, Richard D. McCormick, Harold McGraw III, Richard B. Myers, H. Patrick Swygert, Andre Villenueve, Christine Todd Whitman.

2. Appointment of the firm of PriceWaterhouse Coopers LLP as independent auditor.

3. Shareowner proposal; advisory vote on executive compensation.

				Issuer	Yes	1. For. 2. For 3. Against	For

Verizon Communications	VZ	92343V104	5/6/2010

1. Board Nominees: a) Richard L. Carrion b) M. Frances Keeth c) Robert W. Lane d) Sandra O. Moose e) Joseph Neubauer f) Donald T. Nicolaisen g) Thomas H. O’Brien h) Clarence Otis, Jr. i) Hugh B. Price j) Ivan G. Seidenberg k) Rodney E. Slater l) John W. Snow m) John R. Stafford

2. Ernst & Young as Independent Accounting Firm

3. Advisory Vote on Executive Compensation

4. Prohibit Granting Stock Options

5. Gender Identity Non-Discrimination Policy

6. Performance Stock Unit Performance Thresholds

7. Right to Call a Special Meeting

8. Succession Planning Policy

9. Benefits Paid After Death

10. Executive Stock Retention Requirements

					Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against 6. Against 7. Against 8. Against 9. Against 10. Against	For

Watson Pharmaceutical	WPI	942683-103	5/7/2010	1. Board Nominees: a) Paul M. Bisaro b) Christopher W. Bodine c) Michael J. Feldman d) Fred G. Weiss 2. PricewaterhouseCoopers as Accounting Firm	Issuer	Yes	1. For 2. For	For

Wellpoint Inc	WLP	94973V107	5/18/2010

1. Board Nominees: a) Sheila P. Burke b) George A. Schaefer, Jr. c) Jackie M. Ward

2. Ernst & Young as Auditors

3.Feasibility Study for non-profit status

4. Disclosure of Lobbying Expenses

5. Advisory Resolution on Executive Compensation

					Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against	For

Wells Fargo	WFC	949764-101	4/27/2010

1. Board Nominees: a) John D. Baker II b) John S. Chen c) Lloyd H. Dean d) Susan E. Engel e) Enrique Hernandez, Jr. f) Donald M. James g) Richard D. McCormick h) Mackey J. McDonald i) Cynthia H. Milligan j) Nicholas G. Moore k) Philip J. Quigley l) Judith M. Runstad m) Stephen W. Sanger n) Robert K. Steel o) John G. Stumpf p) Susan G. Swenson

2. Compensation of Executives

3. Amendment to Articles of Incorporation: Increase shares of common stock

4. Ratify KPMG as Independent Auditor

5. Advisory Vote on Executive and Director Compensation

6. Policy to require an Independent Chairman

7. Report on Charitable Contributions

8. Report on Political Contributions

					Issuer	Yes	1. For 2. For 3. For 4. For 5. Against 6. Against 7. Against 8. Against	For

Windstream Corp	WIN	97381W104	5/5/2010

1. Board Nominees: a) Carol B. Armitage b) Samuel E. Beall, III c) Dennis E. Foster d) Francis X. Frantz e) Jeffrey R. Gardner f) Jeffery T. Hinson g) Judy K. Jones h) William A. Montgomery

2. Equity Incentive Program

3. Executive Compensation

4. Pricewaterhouse Coopers as Auditor

5.Holding Equity Until Retirement

					Issuer	Yes	1. For 2. For 3. For 4. For 5. Against	For

Wyndham Worldwide Corp	WYN	98310W-108	5/13/2010	1. Board Nominees: a) B. Mulroney b) Michael H. Wargotz 2. Deloitte & Touche as Accounting Firm 3. Equity and Incentive Plan	Issuer	Yes	1. For 2. For 3. For	For

Caterpillar Inc	CAT	149123101	6/9/2010

1. Board Nominees: a) John T. Dillon b) Juan Gallardo c) William A. Osborn d) Edward B. Rust, Jr. e) Susan C. Schwab

2. Ratify Auditors

3. Long Term Incentive Plan

4. Amend Articles to Declassify Board

5. Amend Articles to Elminate Supermajority Vote Requirements

6. Stockholder Proposal – Independent Chairman of the Board

7. Stockholder Proposal – Review Global Corporate Standards

8. Stockholder Proposal – Special Stockholder Meetings

					Issuer	Yes	1. For 2. For 3. For 4. For 5. For 6. Against 7. Against 8. Against	For

Cognizant Technology Solutions	CTSH	192446102	6/1/2010	1. Board Nominees: a) John E. Klein b) Lakshmi Narayanan c) Maureen Breakiron-Evans 2. Stock Purchase Plan 3. Pricewaterhouse Coopers as Accounting Firm	Issuer	Yes	1. For 2. For 3. For	For

Dell Inc	DELL	24702R101	7/16/2010

1. Board Nominees; a. James W. Breyer b. Donald J. Carty c. Michael S. Dell d. William H. Gray e. Judy C. Lewent f. Thomas W. Luce g. Klauss S. Luft h. Alex J. Mandl i. Shantanu Narayen j. Sam Nunn k. Ross Perot Jr

2. Ratification of Auditors

3. Amendment of Certificate of Incorporation to eliminate Supermajority vote provisions.

4. Shareholder Proposal - Reimbursement of proxy expenses

5. Shareholder Proposal - Advisory vote on executive compensation.

					Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against	For

Expedia	EXPE	30212P105	6/8/2010

1. Board Nominees: a) A. George Battle b) Barry Diller c) Jonathan L. Dolgen d) William R. Fitzgerald e) Craig A. Jacobsen f) Victor A. Kaufman g) Peter M. Kern h) Dara Khosrowshahi i) John C. Malone j) Jose A. Tazon

2. Ernst & Young as Accounting Firm

					Issuer	Yes	1.For 2. For	For

Exxon Mobil	XOM	30231G102	5/26/2010

1. Board Nominees: a) MJ Boskin b) P Brabeck-Letmathe c) LR Faulkner d) JS Fishman e) KC Frazier f) WW George g) MC Nelson h) SJ Palmisano i) SS Reinemund j) RW Tillerson k) EE Whitacre, Jr.

2. Ratification of Independent Auditors

3. Special Shareholder Meetings

4. Incorporate in North Dakota

5. Executive Compensation

6. Amendment of EEO Policy

7. Policy on Water

8. Wetlands Restoration Policy

9. Report on Canadian Oil Sands

10. Report on Natural Gas Production

11. Report on Energy Technology

12. Greenhouse Gas Emission Goals

13. Planning Assumptions

				Issuer	Yes	1. For 2. For 3. Against 4. Against 5. Against 6. Against 7. Against 8. Against 9. Against 10. Against 11. Against 12. Against 13: Against	For

Freeprot-Mcmoran Copper & Gold	FCX	35682D857	6/9/2010

1. Board Nominees: a) Richard C. Adkerson b) Robert J. Allison, Jr. c) Robert A. Day d) Gerald J. Ford e) H. Devon Graham, Jr. f) Charles C. Krulak g) Bobby Lee Lackey h) Jon C. Madonna i) Dustan E. McCoy j) James R. Moffett k) BM Rankin, Jr. l) Steven H. Siegele

2. Ernst & Young as Accounting Firm

3. Stock Incentive Plan

4. Candidate with Environmental Expertise added to BOD

5. Senior Execs to retain shares acquired during equity compensation programs for two years

				Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against	For

Staples, Inc	SPLS	855030102	6/7/2010

1.Board Nominees: a) Basil L. Anderson b) Arthur M. Blank c) Mary Elizabeth Burton d) Justin King e) Carol Meyrowitz f) Rowland T. Moriarty g) Robert C. Nakasone h) Ronald L. Sargent i) Elizabeth A. Smith j) Robert E. Sulentic k) Vijay Vishwanath l) Paul F. Walsh

2. Long Term Cash Incentive Plan

3. Stock Incentive Plan

4. Ernst & Young as Accounting Firm

5. Shareholders Majority Written Consent

6. Shareholders with 10% or more can call special meetings

				Issuer	Yes	1. For 2. For 3. For 4. For 5. Against 6. Against	For

Wal-Mart	WMT	931142103	6/4/2010

1. Board Nominees; a. Aida M. Alvarez b. James W. Breyer c. M. Michele Burns d. James I. Cash, Jr. e. Roger C. Corbett f. Douglas N. Daft g. Michael T. Duke h. Gregory B. Penner i. Steven S. Reinemund j. H. Lee Scott, Jr. k. Arne M. Sorenson l. Jim C. Walton m. S. Robson Walton n. Christopher J. Williams o. Linda S. Wolf

2. Ernst & Young as Accounting Firm

3. Stock Incentive Plan

4. ASDA Limited Sharesave Plan 2000

5. Gender Identity Non-Discrimination Policy

6. Advisory Vote on Executive Compensation

7. Political Contributions Report

8. Special Shareholder Meetings

9. Poultry Slaughter

10. Lobbying Priorities Report

				Issuer	Yes	1. For 2. For 3. For 4. For 5. Against 6. Against 7. Against 8. Against 9. Against 10. Against	For

FUND NAME: Spirit of America Real Estate and Growth Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Date Received	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain	Date Fund Voted	Whether Vote Was For or Against Management
Vornado Reality Trust	VNO	929042109	9/21/2009	8/25/2009	Stock/Cash Option	Issuer	Yes	For	8/25/2009	For

CBL & Associates Properties, Inc.	CBL	124830100	9/21/2009	9/16/2009	Increase number of authorized shares of company's common stock, par value $0.01 per share, from 180,000 to 350,000 shares	Issuer	Yes	For	9/16/2009	For

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
CBL & Associates Properties, Inc	CBL	124830100	9/21/2009	To increase number of authorized shares of common stock, par value $0.01 per share, from 180M to 1B shares.	Issuer	Yes	For	For

Lexington Realty Trust	LXP	529043101	5/18/2010

1. Board Nominees; E. Robert Roskind, T. Wilson Eglin, Clifford Broser, Harold First, Richard Frary, James Grosfled, Kevin Lynch.

2. Ratifying the appointment of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2010.

3. Transact such other business as may properly come before the 2010 annual meeting, including any adjournment or postponement thereof.

					Issuer	Yes	1. For 2. For 3. For	For

Taubman Centers, Inc	TCO	876664103	5/21/2010

1. Board Nominees; Jerome A. Chazen, Craig M. Hatkoff, Ronald W. Tysoe.

2. Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for 2010.

3. Approval of the amendment to the 2008 Omnibus Long-Term Incentive Plan.

					Issuer	Yes	1. For 2. For 3. For	For

Developers Diversified Realty Corp	DDR	251591103	5/11/2010

1. Board Nominees; Terrance R. Ahern, James C. Boland, Thomas Finne, Robert H. Gidel, Daniel B. Hurwitz, Volker Kraft, Victor B. Macfarlane, Craig Macnab, Scott D. Roulston, Barry A. Sholem, William B. Summers Jr., Scott A. Wolstein

2. Ratify the selection of Pricewaterhousecoopers LLP as our independent accountants for our fiscal year ending December 31, 2010.

					Issuer	Yes	1. For 2. For	For

Washington Real Estate investment Trust	WRE	939653101	5/18/2010	1. Board Nominees; A..William G. Byrnes, B. John P. McDaniel, C. George F. McKenzie. 2. Ernst & Young LLP Accountants	Issuer	Yes	1.A.For B. Withhold C. Withhold 2. For	For

UDR, Inc	UDR	902653104	5/14/2010

1. Board Nominees; . A. Katherine A. Cattanach, B. Eric J. Foss C. Robert P. Freeman D. Jon a. Grove E. James D. Klingbel F. Lynne B. Sagalyn G. Mark J. Sandler H. Thomas W. Toomey I. Thomas C. Wajnert

2. Ratification of the appointment of Ernst & Young LLP as the Trust’s independent registered public accounting firm for 2010.

					Issuer	Yes	1A. For B. For C. for D For E. For F. Withhold G. For H. For I. For 2. For	For

Sovran Self Storage, Inc	SSS	84610H108	5/26/2010

1. Board Nominees; Robert J. Attea, Kenneth F. Myszka, John E. Burns, Anthony P. Gammie, Charles E. Lannon, James R. Boldt.;

2. Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for fiscal year 2010.

					Issuer	Yes	1. For 2. For	For

Biomed Realty Trust, Inc	BMR	09063H107	5/26/2010

1. Board Nominees; Alan D. Gold, Barbara R. Cambon, Edward A. Dennis PH.D., Richard I Gilchrist, Gary A. Kreitzer, Theodore D. Roth, M. Faye Wilson.

2. Ratification of the selection of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2010.

					Issuer	Yes	1. For 2. For	For

Tanger Factory Outlets. Inc	SKT	875465106	5/14/2010

1. Board Nominees; Jack Africk, Steven B. Tanger, William g. Benton, Bridget Ryan Berman, Thomas E. Robinson, Allan L. Schuman, Stanley K. Tanger.

2. Ratification of the appointment of Pricewaterhousecoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.

3. Amending the amended and restated incentive award plan to increase the aggregate number of shares authorized for issuance under the plan from 6,000,000 shares to 7,700,000 shares and to increase the annual individual award limit from 120,000 shares to 360,000 shares for equity awards and from $1,000,000 to $2,000,000 for cash performance awards.

					Issuer	Yes	1. For 2. For 3. For	For

Healthcare Realty Trust, Inc	HR	421946104	5/18/2010	1. Board Nominees;Edwin B. Morris III, John Knox Singleton, Roger O. West. 2. Proposal to ratify BDO Seidman LLP as accountants.	Issuer	Yes	1. For 2. For	For

Prologis	PLD	743410102	5/14/2010

1. Board Nominees;

a. Stephen L. Feinberg

b. George L. Fotiades

c. Christine N. Garvey

d, Lawrence V. Jackson

e. Donald P. Jacobs

f. Irving F. Lyons III

g. Walter C. Rakowich

h. D. Michael Steuert

i.J Andre Teixeira

j. Andrea M. Zulberti

2. Amendment to the Prologis 2006 Long-Term incentive plan- increase authorized shares and certain individual grant limits.

3. amendments to certain Prologis equity incentive plans- allow for a one-time share option exchange program for employees, other than named executive officers and trustees.

4. Ratification of appointment of independent registered public accounting firm.

					Issuer	Yes	1. a.For b. Against c. For d. For e. Against f. For g. For h. For i. For j. For. 2. Against 3. Against 4. For	1. For 2. Against 3. Against 4. For

Vornado Realty Trust	VNO	929042109	5/13/2010

1. Board Nominees;

a. Candance K. Beinecke

b. Robert P. Kogod

c. David Mandelbaum

d. Richard R. West

2. Ratification of appointment of independent registered public accounting firm.

3. Approval of the 2010 Omnibus Share Plan.

4. Shareholder proposal regarding majority voting for Trustees.

5. Shareholder proposal regsarding the appointment of an independent chairman.

6. Shareholder proposal regarding establishing one class of Trustees.

				Issuer	Yes	1. a.For. b. For c. Withhold d. Withhold 2. For 3. For 4. Against 5. Against 6. For	1. a. For b. For c. Against d. Against 2. For 3. For 4. Against 5. Against 6. For

Highwoods Properties, Inc	HIW	431284108	5/13/2010

1. Board Nominees; Gene H. Anderson, Edward J. Fritsch, Davbid J Hartzell, Lawrence S. Kaplan, Sherry A. Kellett, L. Glenn Orr, JR.

2. Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2010.

3. Approval of an amendment to the employee stock purchase plan.

				Issuer	Yes	1. For 2. For 3. For	For

Realty Income Corporation	O	756109104	5/12/2010

1. Board Nominees;

a. Kathleen R. Allen PH.D.

b. Donald R. Cameron

c. Priya Cherian Huskins

d. Thomas A. Lewis

e. Michael D. Mckee

f. Gregory T. McLaughlin

g. Ronald L. Merriman

2. Ratification of appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2010.

				Issuer	Yes	1. a. Against b. Against c. Against d. For e. For f. Against g. Against 2. For	1. a. Against b. Against c. Against d. For e. For f. Against g. Against 2. For

Boston Properties, Inc	BXP	101121101	5/18/2010

1. Board Nominees; Mortimer B. Zuckerman, Carol B. Einiger, Dr. Jacob A. Frenkel

2. Approval of amendment to our amended and restated certificate of incorporation relating to the election of directors.

3. Ratification of audit committee’s appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.

4. Considering and acting upon a stockholder’s proposal concerning the preparation of a sustainability report, if properly presented at the meeting.

5. stockholder proposal concerning an independent board chairman, if properly presented at the annual meeting.

				Issuer	Yes	1. For 2. For 3. For 4. Against 5. Against	For

National Retail Properties, Inc	NNN	637417106	5/20/2010

1. Board Nominees; Don Defosset, Dennis E. Gershenon, Kevin B. Habicht, Richard B. Jennings, Ted. B. Lanier, Robert C. Legler, Craig Macnab, Robert Martinez

2. Ratification of the selection of the independent registered public accounting firm for 2010.

3. Such other business as may properly come before the meeting or any adjournment position thereof.

				Issuer	Yes	1. For 2. For 3. For	For

Felcor Lodging Trust, Inc	FCH	31430F101	5/17/2010

1. Board Nominees; Melinda J Bush, Charles A. Ledsinger Jr, Robert H. Lutz, JR.

2. Ratification of the appointment of Pricewaterhousecoopers LLP, or PWC, as Felcor’s independent registered public accounting firm for 2010.

				Issuer	Yes	1. For 2. For	For

Ashford Hospitality Trust, Inc	AHT	044103109	5/18/2010

1. Board Nominees; Archie Bennett Jr., Monty J. Bennett, Benjamin J. Ansell MD, Thomas E. Callahan, Martin L. Edelman, W. Michael Murphy, Phillip S. Payne

2. Ratification of appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.

				Issuer	Yes	1. For 2. For	For

Dupont Fabros Technology, Inc	DFT	26613Q106	5/19/2010

1. Board Nominees; Mark Amin, Michael A. Coke, Lammot J. Du Pont, Thomas D. Eckert, Hossein Fateh, Frederic V. Malek, John H. Toole

2. Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for 2010.

				Issuer	Yes	1. For 2. For	For

Hersha Hospitality Trust	HT	427825104	5/19/2010

1. Board Nominees; Jay H. Shah, Thomas A. Capello, Thomas J Hutchinson III, Donald J Landry

2. Ratification of KPMG LLP as the company’s independent registered public accounting firm.

3. Approval of amendments to the 2008 Equity incentive plan.

				Issuer	Yes	1. For. 2. For 3. For	For

Ventas, Inc	VTR	92276F100	4/30/2010

1. Board Nominees;

a. Debra A. Cafaro

b. Douglas Crocker II

c. Ronald G. Geary

d. Jay M. Gellert

e. Robert D. Reed

f. Sheli Z. Rosenberg

g. James D. Shelton

h. Thomas C. Theobald

2. Ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2010.

3. Adoption of a majority vote standards for the election of directors.

				Issuer	Yes	1. a. For b. For c. Withhold d. For e. For f. For g. For h. For 2. For 3. For	1. a. For b. For c. Against d. For e. For f. For g. For h. For 2. For 3. Against

Sunstone Hotel Investors; Inc	SHO	867892101	5/5/2010

1. Board Nominees; Robert A. Alter, Arthur L Buser Jr., Lewis N. Wolff, Z. Jamie Behar, Thomas A. Lewis, Keith M. Locker, Keith P. Russel

2.the Ratification of the audit committee’s appointment of Ernst & Young LLP to act as the independent registered public accounting firm for the fiscal year ending December 31, 2010.

3. Approval of amendments to the 2004 long-term incentive plan to provide for an increase in the number of authorized shares to be issued under the 2004 Long-term incentive plan by 2,200,000 shares and to prohibit repricing of stock options and stock appreciation rights without the approval of a majority of the company’s stockholders.

				Issuer	Yes	1. For 2. For 3. For	For

AMB Property Corporation	AMB	00163T109	5/6/2010

1. Board Nominees;

a. T. Robert Burke

b. David A. Cole

c. Lydia H. Kennard

d. J Michael Losh

e. Hamid R. Moghadam

f. Frederick W. Reid

g. Jeffrey L Skelton

h. Thomas W. Tusher

i. Carl B. Webb

2. Ratification of the selection of Pricewaterhousecoopers LLP as the independent registered public accounting firm of AMB Property corporation for the fiscal year ending December 31, 2010.

				Issuer	Yes	1. a. For b. For c. For d. Against e. For f. Against g. For h. Against i. For 2. For	1. a. For b. For c. For d. For e. For f. Against g. For h. Against i. For 2. For

Associated Estates Realty Corporation	AEC	045604105	5/5/2010

1. Board Nominees; Albert T Adams, James M. Delaney, Jeffrey I. Friedman, Michael E. Gibbons, Mark L. Milstein, James A. Schoff, Richard T. Schwarz

2. Approval of the amendment to Associated Estates Realty Corporation’s second amended and restated articles of incorporation to increase the number of authorized common shares of the company for 41,000,000 to 91,000,000 which results in an increase in the total number of authorized shares of the company from 50,000,000 to 100,000,000.

3. Ratifying the appointment of Pricewaterhousecoopers LLP as the company’s independent accountant for the company’s fiscal year ending December 31, 2010.

				Issuer	Yes	1. For 2. For 3. For	For

Senior Housing Properties Trust	SNH	81721M109	5/12/2010

1. Board Nominees;

a. John L. Harrington

b. Adam D. Portnoy

2. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2010.

				Issuer	Yes	1. a. For b. Against 2. For	1. a. For b. Against 2. For

Federal Realty Investment Trust	FRT	313747206	5/4/2010

1. Board Nominees; Jon E. Bortz, David W. Faeder, Kristin Gamble

2. Ratifying the appointment of Grant Thorton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.

3. Approving our 2010 performance incentive plan to provide for the issuance of up to 3, 250,000 shares to be issued to our trustees, executive officers, employees and others for a period of 10 years.

4. Considering and acting upon a shareholder proposal requesting that board of trustees prepare a social and environmental sustainability report by December 2010 in accordance with guidelines established by the global reporting initiative, if properly coming before the annual meeting or any adjournment.

				Issuer	Yes	1. For 2. For 3. For 4. Against	For

National Health Investors, Inc	NHI	63633D104	5/7/2010

1. Board Nominees; Ted H. Welch, J. Justin Hutchens

2. Proposal to ratify the audit committee’s selection of BDO Seidman LLP as independent registered public accounting firm for year ending December 31, 2010.

				Issuer	Yes	1. For. 2. For	For

Essex Property Trust, Inc	ESS	297178105	5/18/2010

1. Board Nominees; Keith R. Guericke, Issie N. Rabinovitch, Thomas E. Randlett

2. Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the company for the year ending December 31, 2010.

3. Transact such other business as may properly come before the meeting or adjournment thereof.

				Issuer	Yes	1. For 2. For 3. For	For

Public Storage	PSA	74460D109	5/6/2010

1. Board Nominees;

a. B. Wayne Hughes

b. Ronald L. Havner Jr

c. Dann V. Angeloff

d. William C. Baker

e. John T. Evans

f. Tamara Hughes Gustavson

g. Uri P. Harkham

h. B. Wayne Hughes Jr

i. Harvey Lenkin

j. Avedick B. Poladian

k. Gary E. Pruitt

l. Ronald P. Spogli

m. Daniel C. Staton

2. Ratification of appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.

				Issuer	Yes	1. a. For b. For c. For d. For e. For f. Withhold g. For h. Withhold i. For j. For k. For l. For m. For 2. For	1. a. For b. For c. For d. For e. For f. Against g. For h. Against i. For j. For k. For l. For m. For 2. For

Equity Residential	EQR	29476L107	6/16/2010

1. Board Nominees;

a. John W. Alexander

b. Charles L. Atwood

c. Linda Walker Bynoe

d. Boone A. Knox

e. John E. Neal

f. David J. Neithercut

g. Mark S. Shapiro

h. Gerald A. Spector

i. B. Joseph White

J. Samuel Zell

2. Ratification of the selection of Ernst & Young LLP as the company’s independent auditor for the year ending December 31, 2010.

3. Shareholder proposal relating to a change in the voting standard for trustee elections.

				Issuer	Yes	1. a. For b. For c. For d. For e. For f. For g. Withhold h. For i. Withhold j. For 2. For 3. For	1. a. For b. For c. For d. For e. For f. For g. Against h. For i. Against j. For 2. For 3. Against

Glimcher Realty Trust	GRT	379302102	6/4/2010

1. Board Nominees; Timothy J. O’Brien, Niles C. Overly, William S. Williams

2. Ratification of the appointment of BDO Seidman LLP as Glimcher Realty Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2010.

				Issuer	Yes	1. For 2. For	For

Brandywine Reality Trust	BDN	105368203	6/2/2010

1. Board Nominees; Walter D’Alessio, Anthony A. Nichols, SR., Gerard H. Sweeney, D. Pike Aloian, Wyche Fowler, Michael J. Joyce, Charles P. Pizzi

2. Ratification of the audit committee’s appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2010.

3. Amendment and restatement of our amended and restated 1997 long-term incentive plan to, among other things, increase the number of common shares of beneficial interest, par value $.01 per share, that may be issued or the subject of awards under the plan by 6,000,000 shares.

				Issuer	Yes	1. For 2. For 3. For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/S/ DAVID LERNER
David Lerner, Prinicpal Executive Officer
(Principal Executive Officer)

Date August 30, 2010

*	Print the name and title of each signing officer under his or her signature.